PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Exchange rate effect on cash	¥ (11,240)	$ (1,619)	¥ (17,419)	¥ (2,643)
Net (decrease) increase in cash	(295,535)	(42,566)	6,758	195,649
Cash at beginning of year	485,440	69,918	478,682	283,033
Cash at end of year	189,905	27,352	485,440	478,682
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(5,230)	(753)	(29,140)	(8,613)
Net cash provided by (used in) investing activities	785,513	113,137	(354,246)	304,646
Net cash (used in) provided by financing activities	(748,076)	(107,745)	196,366	(322,317)
Exchange rate effect on cash	(11,757)	(1,694)	13,663	6,371
Net (decrease) increase in cash	20,450	2,945	(173,357)	(19,913)
Cash at beginning of year	1,768	255	175,125	195,038
Cash at end of year	¥ 22,218	$ 3,200	¥ 1,768	¥ 175,125